RELATED PARTY TRANSACTIONS - Related Party Balances (Details) - Dec. 31, 2022 ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)
RELATED PARTY TRANSACTIONS
Total	¥ 3,932	$ 570
Goumei
RELATED PARTY TRANSACTIONS
Total	¥ 3,932	$ 570